CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Condensed Income Statements, Captions
General and administrative expenses	$ 80,241	$ 69,982	$ 39,114
Loss from operations	74,544	87,245	69,428
Interest income	12,698	14,131	13,060
Interest expenses	(731)	(553)	(306)
Foreign exchange (losses) gains	1,789	(6,219)	599
Income before income taxes	99,627	109,892	97,497
Income tax expenses	16,634	20,554	18,171
Net income	83,182	89,709	79,396
Other comprehensive income, net of tax of nil
Translation adjustment	(46,590)	96,577	(28,313)
Comprehensive income	36,403	185,915	51,013
Parent Company
Condensed Income Statements, Captions
General and administrative expenses	17,223	21,090	1,344
Loss from operations	(17,223)	(21,090)	(1,344)
Interest income	0	117	309
Interest expenses	0	0	(90)
Foreign exchange (losses) gains	197	1,532	(1,043)
Share of net income of subsidiaries	100,208	109,150	81,564
Income before income taxes	83,182	89,709	79,396
Income tax expenses	0	0	0
Net income	83,182	89,709	79,396
Other comprehensive income, net of tax of nil
Translation adjustment	(45,469)	96,331	(27,996)
Comprehensive income	$ 37,713	$ 186,040	$ 51,400